New accounting pronouncements	12 Months Ended
Dec. 31, 2015
New Accounting Pronouncements and Changes in Accounting Principles
New Accounting Pronouncements

Note 3 – New accounting pronouncements

FASB Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842)

The FASB issued ASU 2016-02 in February 2016, which supersedes ASC Topic 840 and sets out the principles for the recognition, measurement, presentation and disclosure of leases for both lessors and lessees. The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases.

The amendments of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted.

The ASU is expected to impact the Corporation’s consolidated financial statements since the Corporation has certain operating and land lease arrangements for which it is the lessee. The Corporation is currently evaluating the impact that the adoption of this accounting pronouncement will have on its consolidated financial statements.

FASB Accounting Standards Update (“ASU”) 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities

The FASB issued ASU 2016-01 in January 2016, which primarily affects the accounting for equity investments and financial liabilities under the fair value option as follows: require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income; simplify the impairment assessment of equity investments without readily determinable fair values; require changes in fair value due to instrument-specific credit risk to be presented separately in other comprehensive income for financial liabilities under the fair value option; and clarify that the need for a valuation allowance on a deferred tax asset related to available-for-sale securities should be evaluated in combination with the entity’s other deferred tax assets. In addition, the ASU also impacts the presentation and disclosure requirements of financial instruments.

The amendments of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. Early adoption can only be elected for the provision to record credit-related fair value changes for financial liabilities under the fair value option through other comprehensive income for those financial statements of fiscal years and interim periods that have not yet been issued.

The Corporation is currently evaluating the impact that the adoption of this accounting pronouncement will have on its consolidated financial statements.

FASB Accounting Standards Update (“ASU”) 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes

The FASB issued ASU 2015-17 in November 2015, which requires that all deferred tax assets and liabilities, along with any related valuation allowance, be classified as noncurrent on the statement of financial condition.

The amendments of this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Early application is permitted for all entities as of the beginning of an interim or annual reporting period.

The adoption of this guidance impacts the presentation in the statement of financial condition and will not have an impact on the Corporation’s consolidated financial statements since the Corporation does not present a classified statement of financial condition.

FASB Accounting Standards Update (“ASU”) 2015-16, Business Combination - (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments

The FASB issued ASU 2015-16 in September 2015, which eliminates the requirement to retrospectively adjust and revise prior period financial statements for measurement period adjustments related to a business combination. The new guidance requires an acquirer to recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The cumulative impact of measurement period adjustments on current and prior periods, including the prior period impact on depreciation, amortization, and other income statement items and their related tax effects, is now required to be recognized in the period the adjustment amount is determined and within the respective financial statement line items affected.

The new guidance requires an acquirer to disclose the nature and amount of measurement period adjustments. In addition, the amendments in this Update require an entity to present separately on the face of the income statement or disclose in the notes the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date.

The amendments of this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. The amendments in this Update should be applied prospectively to adjustments to provisional amounts that occur after the effective date of this Update with earlier application permitted for financial statements that have not been issued.

The Corporation early adopted this accounting pronouncement during the fourth quarter of 2015, and as a result the new guidance was used in connection with certain measurement period adjustments identified for the Doral Bank Transaction. Refer to Note 5, Business Combination, for disclosures related to the Doral Bank Transaction.

FASB Accounting Standards Update 2015-15, Interest- Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements

The FASB issued ASU 2015-15 in August 2015 since ASU 2015-03 does not address presentation or subsequent measurement of debt issuance costs related to line-of-credit arrangements. Given the absence of authoritative guidance within ASU 2015-03, the SEC staff clarified that it would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement.

The Corporation does not anticipate that the adoption of this accounting pronouncement will have a material impact on the presentation of its consolidated statements of financial condition or on its results of operations.

FASB Accounting Standards Update 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date

The FASB issued ASU 2015-14 in August 2015, which defers the effective date of ASU 2014-09 for all entities by one year. Therefore, ASU 2014-09 is now effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. Earlier application is permitted only as of annual reporting periods, and interim periods within those fiscal years, beginning after December 15, 2016. The Corporation is currently evaluating the impact that the adoption of this guidance will have on the presentation and disclosures in its consolidated financial statements.

FASB Accounting Standards Update 2015-09, Insurance - (Topic 944): Disclosures about Short-Duration Contracts

In June 2015, the FASB issued Accounting Standards Update 2015-09, Disclosure about Short-Duration Contracts, which applies to all insurance entities that issue short-duration contracts. The amendment requires, among other things, additional disclosures about the liability for unpaid claims and claim adjustment expenses. The amendments also require insurance entities to disclose information about significant changes in methodologies and assumptions used to calculate the liability for unpaid claims and claim adjustment expenses, including reasons for the change and the effects on the financial statements.

The amendments in this update are effective for annual periods beginning after December 15, 2015, and interim periods within annual periods beginning after December 15, 2016.

The Corporation does not anticipate that the adoption of this accounting pronouncement will have a significant impact on its consolidated financial statements.

FASB Accounting Standards Update 2015-07, Fair Value Measurement – (Topic 820): Disclosures for Investment in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”)

The FASB issued ASU 2015-07 in May 2015, which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. Currently, investments valued using the practical expedient are categorized within the fair value hierarchy on the basis of whether the investment is redeemable with the investee at net asset value on the measurement date, never redeemable with the investee at net asset value, or redeemable with the investee at a future date. For investments that are redeemable with the investee at a future date, a reporting entity must take into account the length of time until those investments become redeemable to determine the classification within the fair value hierarchy. There is diversity in practice related to how certain investment measured at net asset value with redemption dates in the future are categorized within the fair value hierarchy.

The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient.

The amendments of this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 31, 2015. Early adoption is permitted. A reporting entity should apply the amendments retrospectively to all periods presented. The retrospective approach requires that an investment for which fair value is measured using the net asset value per share practical expedient be removed from the fair value hierarchy in all periods presented in an entity’s financial statements.

The adoption of this guidance impacts presentation disclosures only and will not have an impact on the Corporation’s consolidated statement of financial condition or results of operations.

FASB Accounting Standards Update 2015-05, Intangibles – Goodwill and Other Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement (“ASU 2015-05”)

The FASB issued ASU 2015-05 in April 2015, which provides guidance about a customer’s accounting for fees paid in a cloud computing arrangement. The amendments in this ASU provide guidance to customers about whether a cloud computing arrangement includes a software license. If a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. This guidance will not change the accounting for service contracts. All software licenses within the scope of ASC Subtopic 350-40 will be accounted for consistent with other licenses of intangible assets.

The amendments of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 31, 2015. Early adoption is permitted. An entity can adopt the amendments either prospectively to all arrangements entered into or materially modified after the effective date, or retrospectively.

The Corporation is currently evaluating the impact that the adoption of this accounting pronouncement will have on its consolidated financial statements.

FASB Accounting Standards Update 2015-04, Compensation – Retirement Benefits (Topic 715): Practical Expedient for the Measurement Date of an Employer’s Defined Benefit Obligation and Plan Assets (“ASU 2015-04”)

The FASB issued ASU 2015-04 in April 2015, which simplifies the measurement of benefit plan assets and obligations. For an entity with a fiscal year-end that does not coincide with a month-end, the amendments in this ASU provides a practical expedient that permits the entity to measure defined benefit plan assets and obligations using the month-end that is closest to the entity’s fiscal year-end and apply that practical expedient from year to year. The practical expedient should be applied consistently to all plans if an entity has more than one plan.

For an entity that has a significant event in an interim period that calls for a remeasurement of defined benefit plan assets and obligation, the amendments in this ASU also provide a practical expedient that permits the entity to remeasure define plan assets and obligations using the month-end that is closest to the date of the significant event.

An entity is required to disclose the accounting policy election and the date used to measure defined benefit plan assets and obligations in accordance with the amendments of this ASU. Employee benefit plans are not within the scope of these amendments.

The amendments of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 31, 2015. Early adoption is permitted. The amendments in this ASU should be applied prospectively.

The Corporation does not expect that the adoption of this accounting pronouncement will have a significant impact on its financial statements.

FASB Accounting Standards Update 2015-03, Interest – Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs (“ASU 2015-03”)

The FASB issued ASU 2015-03 in April 2015, which simplifies the presentation of debt issuance costs. The amendments in this ASU require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct reduction from the carrying amount of that debt liability, consistent with debt discounts. Having different balance sheet presentation requirements for debt issuance costs and debt discount and premium creates unnecessary complexity. The recognition and measurement guidance for debt issuance costs are not affected by the amendments of this Update.

The amendments of this Update are effective for financial statements issued for fiscal years beginning after December 31, 2015, and interim periods within fiscal years beginning after December 31, 2016. Early adoption is permitted for financial statements that have not been previously issued.

An entity should apply the new guidance on a retrospective basis, wherein the balance sheet of each individual period presented should be adjusted to reflect the period-specific effects of applying the new guidance. Upon transition, an entity is required to comply with the applicable disclosures for a change in an accounting principle.

The Corporation‘s current policy is to record debt issuance costs as a deferred asset, and accordingly, it will need to reclassify this balance upon adoption. However, this balance sheet reclassification is not expected to have a material impact in the Corporation’s consolidated financial statements.

FASB Accounting Standards Update 2015-02, Consolidation (Topic 810): Amendment to the Consolidation Analysis (“ASU 2015-02”)

The FASB issued ASU 2015-02 in February 2015, which changes the analysis that a reporting entity must perform to determine whether it should consolidate certain legal entities. All legal entities are subject to reevaluation under the revised consolidation model. Specifically, the amendments:

  Modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities (VIEs) or voting interest entities
  Eliminate the presumption that a general partner should consolidate a limited partnership
  Affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships
  Provide a scope exception from consolidation guidance for reporting entities with interest in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

The amendments of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 31, 2015. Early adoption is permitted, including adoption in an interim period. If an entity early adopts in an interim period, any adjustment should be reflected as of the beginning of the fiscal year of that includes that interim period.

The amendments may be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the fiscal year of adoption. A reporting entity may also apply the amendments of this ASU retrospectively.

The Corporation is currently evaluating the impact that the adoption of this accounting pronouncement will have on its consolidated financial statements.

FASB Accounting Standards Update 2015-01, Income Statement – Extraordinary and Unusual Items (Subtopic 225-20): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items (“ASU 2015-01”)

The FASB issued ASU 2015-01 in January 2015, which eliminates from GAAP the concept of extraordinary items. Presently, an event or transaction is presumed to be an ordinary and usual activity of the reporting entity unless evidence clearly supports the classification as an extraordinary item. If an event or transaction meets the criteria for extraordinary classification, an entity is required to segregate the extraordinary item from the results of ordinary operations and show the item separately in the income statement, net of tax, after income from continuing operations. The entity is also required to disclose applicable income taxes and either present or disclose earnings-per-share data applicable to the extraordinary item.

Eliminating the concept of extraordinary items will save time and reduce costs for preparers because they will not have to assess whether a particular event or transaction event is extraordinary. This will alleviate uncertainty for preparers, auditors, and regulators because auditors and regulators no longer will need to evaluate whether a preparer treated an unusual and/or infrequent item appropriately.

The presentation and disclosure guidance for items that are unusual in nature and occur infrequently will be retained and will be expanded to include items that are both unusual in nature and infrequently occurring.

The amendments of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 31, 2015. The amendments may be applied prospectively or retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided is applied from the beginning of the fiscal year of adoption.

The Corporation does not anticipate that the adoption of this accounting pronouncement will have a material effect on its consolidated statements of financial condition, results of operations or presentation and disclosures.

FASB Accounting Standards Update 2014-16, Derivatives and Hedging (Topic 815): Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share is more Akin to Debt or to Equity (“ASU 2014-16”)

The FASB issued ASU 2014-16 in November 2014, which intends to eliminate the use of different methods in practice and thereby reduce existing diversity under GAAP in the accounting for hybrid financial instruments issued in the form of a share. An entity should determine the nature of the host contract by considering the economic characteristics and risks of the entire hybrid financial instrument, including the embedded derivative feature that is being evaluated for separate accounting from the host contract. In evaluating the stated and implied substantive terms and features, the existence or omission of any single term or feature does not necessarily determine the economic characteristics and risks of the host contract. Although an individual term or feature may weigh more heavily in the evaluation on the basis of facts and circumstances, an entity should use judgment based on an evaluation of all relevant terms and features.

The amendment in this ASU does not change the current criteria in GAAP for determining when separation of certain embedded derivative features in a hybrid financial instrument is required. An entity will continue to evaluate whether the economic characteristics and risks of the embedded derivative feature are clearly and closely related to those of the host contract, among other relevant criteria.

The amendments in the ASU are effective for annual periods, and interim periods within those annual periods, beginning in the first quarter of 2016. Early adoption is permitted. The effects of initially adopting the amendments of this ASU should be applied on a modified retrospective basis to existing hybrid financial instruments issued in the form of a share as of the beginning of the fiscal year for which the amendments are effective. Retrospective application is permitted to all relevant prior periods.

The Corporation does not anticipate that the adoption of this accounting pronouncement will have a material effect on its consolidated statements of financial condition or results of operations.

FASB Accounting Standards Update 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability as a Going Concern (“ASU 2014-15”)

The FASB issued ASU 2014-15 in August 2014, which provides guidance in GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide the related footnote disclosures. These amendments should reduce diversity in the timing and content of footnote disclosures.

In connection with preparing financial statements for each annual and interim reporting period, an entity’s management should evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued (or within one year after the date that the financial statements are available to be issued when applicable).

When management identifies conditions or events that raise substantial doubt about an entity’s ability to continue as a going concern, management should consider whether its plans that are intended to mitigate those relevant conditions or events will alleviate the substantial doubt. The mitigating effect of management’s plans should be considered only to the extent that (1) it is probable that the plans will be effectively implemented and, if so, (2) it is probable that the plans will mitigate the conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern.

The amendments in this Update are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted.

The Corporation does not anticipate that the adoption of this guidance will have a material effect on its consolidated statements of financial condition, results of operations or presentation and disclosures.

FASB Accounting Standards Update 2014-13, Consolidation (Topic 810): Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financial Entity (“ASU 2014-13”)

The FASB issued ASU 2014-13 in August 2014, which intends to clarify that when a reporting entity that consolidates a collateralized financing entity may elect to measure the financial assets and the financial liabilities of that collateralized financing entity using either the measurement alternative included in this Update or Topic 820 on fair value measurement. When the measurement alternative is not elected, the amendments of this Update clarify that the fair value of the financial assets and the fair value of the financial liabilities of the consolidated collateralized financing entity should be measured using the requirements of Topic 820 and any differences in the fair value of the financial assets and the fair value of the financial liabilities of that entity should be reflected in earnings and attributed to the reporting entity in the consolidated statement of income.

When a reporting entity elects the measurement alternative included in this Update for a collateralized financing entity, the reporting entity should measure both the financial assets and the financial liabilities of that entity in its consolidated financial statements using the more observable of the fair value of the financial assets and the fair value of the financial liabilities.

The amendments in the ASU are effective in the first quarter of 2016. Early adoption is permitted as of the beginning of an annual period. The amendments of this ASU can be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the annual period of adoption. A reporting entity also may apply the amendments retrospectively to all relevant prior periods beginning with the annual period in which the amendments of ASU 2009-17 were initially adopted.

The Corporation does not anticipate that the adoption of this accounting pronouncement guidance will have a material effect on its consolidated statements of financial condition or results of operations.

FASB Accounting Standards Update 2014-12, Compensation – Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period (“ASU 2014-12”)

The FASB issued ASU 2014-12 in June 2014, which intends to resolve the diverse accounting treatment of awards with a performance target that could be achieved after an employee completes the requisite service period. That is, the employee would be eligible to vest in the award regardless of whether the employee is rendering service on the date the performance target is achieved.

The amendments of the ASU require that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant-date fair value of the award.

Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the periods for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period.

The amendments in the ASU are effective in the first quarter of 2016. Early adoption is permitted. The amendments of this ASU can be applied (a) prospectively to all awards granted or modified after the effective date or (b) retrospectively to all awards with performance targets outstanding at the beginning of the period of adoption and to all new or modified awards thereafter.

The Corporation does not anticipate that the adoption of this guidance will have a material effect on its consolidated statements of financial condition or results of operations.

FASB Accounting Standards Update 2014-09, Revenue from Contracts with Customers (Topic 606); (“ASU 2014-09”)

The FASB issued ASU 2014-09 in May 2014, which clarifies the principles for recognizing revenue and develop a common revenue standard that would (1) remove inconsistencies and weaknesses in revenue requirements, (2) provide a more robust framework for addressing revenue issues, (3) improve comparability of revenue recognition practices across entities, industries, jurisdictions, and capital markets, (4) provide more useful information to users of financial statement through improved disclosure requirements and (5) simplify the preparation of financial statements by reducing the number of requirements to which an entity must refer. ASU 2014-09 amends the ASC Codification and creates a new Topic 606, Revenue from Contracts with Customers.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

In addition, the new guidance requires disclosures to enable users of financial statements to understand the nature, timing, and uncertainty of revenue and cash flows arising from contracts with customers. Qualitative and quantitative information is required about contract with customers, significant judgments and changes in judgments, and assets recognized from the cost to obtain or fulfill a contract.

The amendments in this ASU were originally effective in the first quarter of 2017. However, in August 2015, the FASB issued ASU 2015-14, which defers the effective date until January 1, 2018.

The Corporation is currently evaluating the impact that the adoption of this guidance will have on the presentation and disclosures in its consolidated financial statements.